Income Taxes - Deferred Income Tax Liability Presentation (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Deferred income tax assets	$ 52	$ 21
Deferred income tax liabilities	(470)	(386)
Net deferred tax liabilities	$ (418)	$ (365)